OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its three segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

The Company has decided to disaggregate revenue from contracts with customers by segment, by products and services and by geographic regions as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Results by segment
The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is operating profit (hereinafter referred to as segment operating income). The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of utilization when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales and revenue.

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2020	2019	2020	2019	2020	2019	2020	2019
External revenue	$2,167.5	$1,875.8	$1,331.2	$1,306.7	$124.5	$121.6	$3,623.2	$3,304.1
Depreciation and amortization	232.8	157.2	58.2	46.5	14.4	13.5	305.4	217.2
Impairment of non-financial assets – net	1.8	4.9	3.2	—	37.5	—	42.5	4.9
Write-downs of inventories – net	1.3	0.7	4.9	0.9	0.2	0.1	6.4	1.7
Write-downs of accounts receivable – net	5.4	4.4	—	0.2	0.1	—	5.5	4.6
Share of after tax profit of
equity accounted investees	18.3	23.0	9.2	10.4	—	—	27.5	33.4
Segment operating income (loss)	473.3	344.3	104.8	131.5	(41.0)	4.8	537.1	480.6

Capital expenditures by segment, which consist of additions to property, plant and equipment and intangible assets, are as follows:

	2020	2019
Civil Aviation Training Solutions	$296.3	$260.1
Defence and Security	74.8	65.7
Healthcare	12.9	12.6
Total capital expenditures	$384.0	$338.4

Addition of assets through the monetization of royalties
During the year ended March 31, 2019, the Company agreed to monetize its future royalty obligations under an Authorized Training Provider agreement with Bombardier and extend this agreement to 2038. In December 2018, the Company concluded the monetization transaction which resulted in a cash outlay of $202.7 million. The monetization represents the discounted sum of expected royalties payable by CAE over the next 20 years. As a result of this transaction, $156.7 million of intangible assets (Note 13) and $46.0 million of property, plant and equipment (Note 12) were recognized in the Civil Aviation Training Solutions segment.

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contract assets, inventories, prepayments, property, plant and equipment, right-of-use assets, intangible assets, investment in equity accounted investees, derivative financial assets and other non-current assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contract liabilities, derivative financial liabilities and other non-current liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2020	2019
Assets employed
Civil Aviation Training Solutions	$5,089.5	$4,373.0
Defence and Security	1,767.5	1,627.2
Healthcare	253.9	271.6
Assets not included in assets employed	1,372.7	893.7
Total assets	$8,483.6	$7,165.5
Liabilities employed
Civil Aviation Training Solutions	$1,219.9	$1,098.3
Defence and Security	613.5	595.2
Healthcare	45.9	48.8
Liabilities not included in liabilities employed	4,026.0	3,013.2
Total liabilities	$5,905.3	$4,755.5

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2020	2019
Simulation products	$1,537.0	$1,473.8
Training and services	2,086.2	1,830.3
Total external revenue	$3,623.2	$3,304.1

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets excluding goodwill. Goodwill is attributed to geographical regions based on the Company’s allocation of the related purchase price. The Company has retrospectively revised the geographic information for the comparative period to conform to the current presentation.

	2020	2019
External revenue
Canada	$323.2	$253.3
United States	1,541.8	1,285.0
United Kingdom	208.8	210.4
Rest of Americas	127.7	76.2
Europe	631.7	682.6
Asia	707.1	699.7
Africa and Oceania	82.9	96.9
	$3,623.2	$3,304.1

	2020	2019
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,449.4	$1,395.2
United States	1,845.5	1,580.7
United Kingdom	403.4	285.2
Rest of Americas	250.4	269.2
Europe	801.0	692.6
Asia	586.9	533.2
Africa and Oceania	35.1	35.4
	$5,371.7	$4,791.5